SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee Benefits - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Employee social benefits	¥ 94,148	¥ 45,181	¥ 66,216